Related Party Balances and Transactions - Schedule of Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Yongbao Insurance Agency Co., Ltd. and subsidiaries [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Common shareholder
Amount due from related parties, Nature	Inter-transaction
Amount due from related parties, Repayment terms	Repayment on demand
Amount due from related parties	$ 14	$ 493
Wang Yaxian [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Shareholder of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment on demand
Amount due from related parties	$ 3,550	3,550
Feng Weidong [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	CTO of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment on demand
Amount due from related parties	$ 3,550	3,550
Wu Xianlong [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Director of a subsidiary
Amount due from related parties, Nature	Account receivables & Other receivables
Amount due from related parties, Repayment terms	Repayment on demand
Amount due from related parties	$ 1,900	1,900
Qingdao SOS Industry Holding Co, Ltd. [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Related Party
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment on demand
Amount due from related parties	$ 30,460	344
Related Party [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties	39,474	9,837
Amount due to related parties	$ 1,642	642
Wang Yilin [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Director of China SOS
Amount due from related parties, Nature	Account payables
Amount due from related parties, Repayment terms	Repayment on demand
Amount due to related parties	$ 1	1
Wu Wenbin [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Non-executive director
Amount due from related parties, Nature	Account payables
Amount due from related parties, Repayment terms	Repayment on demand
Amount due to related parties	$ 25	25
Li Sing Leung [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	CFO of the Company
Amount due from related parties, Nature	Other payables
Amount due from related parties, Repayment terms	Repayment on demand
Amount due to related parties	$ 9	9
Wang Yaxian [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Shareholder of the Company
Amount due from related parties, Nature	Other payables
Amount due from related parties, Repayment terms	Repayment on demand
Amount due to related parties	$ 1,000
Qingdao SOS Industry Holding Co, Ltd. [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Related Party
Amount due from related parties, Nature	Other payables
Amount due from related parties, Repayment terms	Repayment on demand
Amount due to related parties	$ 607	$ 607